Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 6,210,181	$ 954,487	¥ 5,961,621	¥ 3,463,975
Cost of revenues	(1,358,685)	(208,826)	(2,393,165)	(669,121)
Gross profit	4,851,496	745,661	3,568,456	2,794,854
Operating expenses:
Sales and marketing expenses	(1,647,519)	(253,219)	(1,536,939)	(1,127,484)
General and administrative expenses	(281,951)	(43,335)	(306,794)	(193,655)
Product development expenses	(878,773)	(135,065)	(571,354)	(273,908)
Operating profit	2,043,253	314,042	1,153,369	1,199,807
Interest income	220,282	33,857	88,168	63,218
Earnings/(loss) from equity method investments	(10,571)	(1,625)	(6,638)	102
Other income, net	8,577	1,318	13,953	13,064
Income before income taxes	2,261,541	347,592	1,248,852	1,276,191
Income tax expense	(267,082)	(41,050)	(32,629)	(285,542)
Net income	1,994,459	306,542	1,216,223	990,649
Net loss attributable to noncontrolling interests	7,160	1,100	11,691	0
Net income attributable to Autohome Inc.	¥ 2,001,619	$ 307,642	¥ 1,227,914	¥ 990,649
Earnings per share for ordinary shares:
Basic | (per share)	¥ 17.20	$ 2.64	¥ 10.75	¥ 8.83
Diluted | (per share)	¥ 16.95	$ 2.61	¥ 10.58	¥ 8.57
Weighted average number of shares used to compute earnings per share attributable to Class A and Class B common stockholders:
Basic	116,379,846	116,379,846	114,237,600
Diluted	118,058,856	118,058,856	116,036,327
Net income	¥ 1,994,459	$ 306,542	¥ 1,216,223	¥ 990,649
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(55,055)	(8,462)	62,256	56,821
Comprehensive income	1,939,404	298,080	1,278,479	1,047,470
Comprehensive loss attributable to noncontrolling interests	7,160	1,100	11,691	0
Comprehensive income attributable to Autohome Inc.	¥ 1,946,564	$ 299,180	¥ 1,290,170	¥ 1,047,470
Common Class A And B [Member]
Weighted average number of shares used to compute earnings per share attributable to Class A and Class B common stockholders:
Basic	116,379,846	116,379,846	114,237,600	112,227,405
Diluted	118,058,856	118,058,856	116,036,327	115,646,826
Media Services [Member]
Net revenues:
Total net revenues	¥ 3,083,496	$ 473,925	¥ 2,347,626	¥ 1,878,397
Leads Generation Services [Member]
Net revenues:
Total net revenues	2,616,009	402,073	1,916,445	1,403,892
Online Marketplace [Member]
Net revenues:
Total net revenues	¥ 510,676	$ 78,489	¥ 1,697,550	¥ 181,686